Statement of Consolidated Comprehensive Income (USD $)	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statement of Consolidated Comprehensive Income [Abstract]
Net loss for the year	$ (791,126)	$ (1,028,786)
Other comprehensive loss, net of tax:
Unrealized loss on securities	(103,200)	(64,000)
Other comprehensive income (loss)	(103,200)	(64,000)
Net Comprehensive loss	$ (894,326)	$ (1,092,786)